Other general administrative expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other general administrative expenses
Maintenance, conservation and repair	$ 773	$ 825	$ 738
Information technology and systems	5,945	5,344	3,851
Stationery and supplies	234	325	150
Advertising and communications	696	809	965
Rents	556	683	653
Administrative services	1,603	2,202	1,737
Taxes other than income tax	1,915	2,270	2,037
Surveillance and cash courier services	1,237	1,263	1,248
Insurance premiums	103	114	95
Travel costs	62	71	325
Other administrative expenses	1,263	1,353	2,031
Total	14,387	15,259	13,830
Audit and tax services
Audit fees and audit-related fees	99	122	103
Total	99	122	103
Audit-related fees	$ 17	$ 32	$ 26